DEBT (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
DEBT
Convertible notes	$ 274,914	$ 204,488
Unamortized discounts	(86,608)	(153,402)
Convertible notes, net	$ 188,306	$ 51,086